INVENTORIES	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

Inventories are stated at the lower of cost (determined using the weighted average cost) or net realizable value. Inventories consist of the following:

	June 30, 2021	June 30, 2020
Raw materials	$1,314,020	$666,981
Work-in-process	3,367,716	500,331
Finished goods	772,635	2,096,538
Total Inventories	$5,454,371	$3,263,850

The Company recorded no inventory markdown for the years ended June 30, 2021 and 2020.